Financial risk management, objectives and policies	12 Months Ended
Dec. 31, 2017
Financial risk management, objectives and policies [Abstract]
Financial risk management, objectives and policies
Note 9 - Financial risk management, objectives and policies

Financial risk management

The Company's principal financial liabilities consist of long-term debt, and, when applicable, current portion of long-term debt and derivatives.  The main purpose of these financial liabilities is to finance the Company's operations.  The Company's financial assets mainly comprise cash.

The Company is exposed to market risk, credit risk and liquidity risk.  The Company's senior management oversees the management of these risks.

Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices.  Market prices comprise four types of risk: interest rate risk, currency risk, commodity price risk and other price risk.  Financial instruments affected by market risk are debt, deposits and derivative financial instruments.

a) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.  The Company's exposure to the risk of changes in interest rates relates primarily to the Company's long-term debt with floating interest rates.  To manage this risk, the Company has at times entered into interest rate swaps in which the Company agrees to exchange, at specified intervals, the difference between fixed and variable rate interest amounts calculated by reference to an agreed-upon notional principal amount.  As of December 31, 2017, the Company had three interest rate swaps with a total aggregate notional amount of $75,542 thousand as discussed in Note 8.

Interest rate risk sensitivity

The sensitivity analyses below have been determined based on the exposure to interest rates for both derivatives and floating rate long-term debt.  For floating rate long-term debt, the analysis is prepared assuming the amount of liability outstanding at the reporting date was outstanding for the whole year.

2017: If interest rates had been 50 basis points higher/lower and all other variables were held constant, the Company's:

●	profit for the year ended December 31, 2017 would decrease/increase by $3,099 thousand
●	other comprehensive income would not be affected.

2016: If interest rates had been 50 basis points higher/lower and all other variables were held constant, the Company's:

●	profit for the year ended December 31, 2016 would decrease/increase by $2,355 thousand
●	other comprehensive income would not be affected.

2015: If interest rates had been 50 basis points higher/lower and all other variables were held constant, the Company's:

●	profit for the year ended December 31, 2015 would decrease/increase by $1,824 thousand
●	other comprehensive income would not be affected.

b) Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.  The Company has only immaterial currency risk since all revenue and major expenses, including all vessel expenses and financial expenses, are in US dollars.  Consequently, no sensitivity analysis is prepared.

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations, resulting in financial loss to the Company.  The Company is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions.

Credit risks related to receivables

During 2017, the Company's vessels were either trading in the spot market or on short to medium term time charters to different counterparties.  As of December 31, 2017, six of the Company's 26 vessels are chartered to four different counterparties and 20 vessels are operated in the spot market.

During 2016, the Company's vessels were either trading in the spot market or on short to medium term time charters to different counterparties.  As of December 31, 2016, nine of the Company's 21 vessels are chartered to five different counterparties and 12 vessels are operated in the spot market.

During 2015, the Company's vessels were either trading in the spot market or on short to medium term time charters to different counterparties.  As of December 31, 2015, nine of the Company's 18 vessels are chartered to four different counterparties and nine vessels are operated in the spot market.

See Note 5 for further details on employment of the Company's vessels.  Time charter hire is paid to DHT monthly in advance.

Credit risk related to cash and cash equivalents and accounts receivables

The Company seeks to diversify credit risks on cash by holding the majority of the cash in four financial institutions, namely, DNB, Nordea, Credit Agricole and ABN Amro.

As of December 31, 2017, five customers represented $6,529 thousand, $4,741 thousand, $4,008 thousand, $3,715 thousand and $1,411 thousand, respectively, of the Company's accounts receivables.

The carrying amount of financial assets represents the maximum credit exposure.  The maximum exposure to credit risk at the reporting dates was:

(Dollars in thousands)	2017	2016
Cash and cash equivalents	$77,292	$109,295
Accounts receivable and accrued revenues	42,212	34,461
Maximum credit exposure	$119,504	$143,756

Liquidity risk

The Company manages its risk of a shortage of funds by continuously monitoring maturity of financial assets and liabilities, and projected cash flows from operations such as charter hire, voyage revenues and vessel operating expenses.  Certain of our credit agreements contain financial covenants requiring that at all times the borrowings under the credit facilities plus the actual or notional cost of terminating any of their interest rates swaps not exceed a certain percentage of the charter-free market value of the vessels that secure each of the credit facilities.  Vessel values are volatile and a decline in vessel values could result in prepayments under the Company's credit facilities.

The following are contractual maturities of financial liabilities, including estimated interest payments on an undiscounted basis.  Swap payments are the net effect from paying fixed rate/ receive LIBOR.  The LIBOR interest spot rate at December 31, 2017 (and spot rate at December 31, 2016 for comparatives) is used as a basis for preparation.

As of December 31, 2017
		2 to 5	More than
(Dollars in thousands)	1 year	years	5 years	Total
Interest bearing loans	$91,232	$636,059	$130,148	$857,439
Interest rate swaps	550	-	-	550
Total	$91,782	$636,059	$130,148	$857,989

As of December 31, 2016

(Dollars in thousands)
Interest bearing loans	$84,866	$671,939	$45,121	$801,926
Interest rate swaps	2,308	803	-	3,111
Total	$87,174	$672,742	$45,121	$805,037

Capital management

A key objective in relation to capital management is to ensure that the Company maintains a strong capital structure in order to support its business.  The Company evaluates its capital structure in light of current and projected cash flow, the relative strength of the shipping markets, new business opportunities and the Company's financial commitments.  In order to maintain or adjust the capital structure, the Company may adjust or eliminate the amount of dividends paid to shareholders, issue new shares or sell assets to reduce debt.

The Company is within its financial covenants stipulated in its credit agreements.

The Credit Agricole Credit Facility

On June 22, 2015, we entered into the Credit Agricole Credit Facility with Credit Agricole to refinance the outstanding amount under a credit agreement with Credit Agricole that financed the DHT Scandinavia (“Tranche A”) as well as a financing commitment of up to $50 million to fund the acquisition of one VLCC from HHI (“Tranche B”).  The Credit Agricole Credit Facility is between and among Credit Agricole, as lender, the Credit Agricole Borrowers, and us, as guarantor.  Samco Gamma Ltd. was permitted to borrow the full amount of Tranche A.  In 2016, in advance of the delivery of the DHT Tiger from HHI on January 16, 2017, we borrowed $48.7 million under Tranche B.  Borrowings bear interest at a rate equal to LIBOR + 2.1875%.  Tranche A is repayable in 34 consecutive quarterly installments of $1.1 million from September 2015 to December 2023.  Subsequent to a voluntary prepayment of $5.0 million in June 2016, Tranche A is repayable with quarterly installments of $1.0 million each.  Tranche B is repayable in 28 quarterly installments of $0.7 million from March 2017 to December 2023 and a final payment of $29.7 million in December 2023.  The Credit Agricole Credit Facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the Credit Agricole Credit Facility be no less than 135% of borrowings.  Also, DHT covenants that, throughout the term of the Credit Agricole Credit Facility, DHT, on a consolidated basis, shall maintain a value adjusted tangible net worth of $200 million, the value adjusted tangible net worth shall be at least 25% of the value adjusted total assets, unencumbered consolidated cash shall be at least the higher of (i) $20 million and (ii) 6% of our gross interest-bearing debt and DHT, on a consolidated basis shall have working capital greater than zero.  “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by an approved broker).  The Credit Agricole Credit Facility is secured by, among other things, a first-priority mortgage on the DHT Scandinavia and the DHT Tiger, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of the Borrowers' bank accounts and a first-priority pledge over the shares in the Borrowers.  The Credit Agricole Credit Facility contains covenants that prohibit the Borrowers from, among other things, incurring additional indebtedness without the prior consent of the lender, permitting liens on assets, merging or consolidating with other entities or transferring all or any substantial part of their assets to another person.

The Nordea Samco Credit Facility

In December 2014, we entered into a credit facility in the amount of $302,000 thousand with Nordea, DNB and DVB as lenders, and DHT Holdings, Inc. as guarantor for the re-financing of the DHT Europe, DHT China, DHT Amazon, DHT Redwood, DHT Sundarbans and DHT Taiga as well as the financing of the DHT Condor (the “Nordea Samco Credit Facility”).  Borrowings bear interest at a rate equal to LIBOR + 2.50% and are repayable in 20 quarterly installments of $5.1 million from March 2015 to December 2019 and a final payment of $199.8 million in December 2019.  The Nordea Samco Credit Facility is secured by, among other things, a first-priority mortgage on the vessels financed by the Nordea Samco Credit Facility, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of each of the borrower's bank accounts and a first-priority pledge over the shares in each of the borrowers.  The Nordea Samco Credit Facility contains covenants that prohibit the borrowers from, among other things, incurring additional indebtedness without the prior consent of the lender, permitting liens on assets, merging or consolidating with other entities or transferring all or any substantial part of their assets to another person.

The Nordea Samco Credit Facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the Nordea Samco Credit Facility be no less than 135% of borrowings.  Also, we covenant that, throughout the term of the Nordea Samco Credit Facility, DHT on a consolidated basis shall maintain a value adjusted tangible net worth of $200,000 thousand, the value adjusted tangible net worth shall be at least 25% of the value adjusted total assets and unencumbered consolidated cash shall be at least the higher of (i) $20,000 thousand and (ii) 6% of our gross interest-bearing debt.  “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by one approved broker).

In July 2016, the credit facility was amended whereby the DHT Amazon and the DHT Europe were replaced by DHT Hawk, DHT Falcon and DHT Eagle and the quarterly installments changed to $5.8 million with a final payment of $190.4 million in December 2019.

Subsequent to the repayment of $16.4 million in connection with the sale of the DHT Eagle in December 2017, the quarterly installments are $5.0 million with a final payment of $180.1 million in December 2019.

The ABN AMRO Credit Facility

In July 2014, we executed a credit facility to fund the acquisition of three VLCCs to be constructed at HHI through a secured term loan facility between and among ABN AMRO, DVB and Nordea as lenders, three vessel-owning companies as borrowers, and us as guarantor.  The borrowers are permitted to borrow up to $141.0 million across three tranches under the ABN AMRO Credit Facility.  The ABN AMRO Credit Facility will be for a five-year term from the date of the first drawdown, but in any event the final maturity date shall be no later than December 31, 2021, subject to earlier repayment in certain circumstances.  Borrowings will bear interest at a rate equal to LIBOR + 2.60% and each tranche is repayable in 20 quarterly installments totaling approximately $2.0 million and a final payment of $31.3 million in the first quarter of 2021 and $60.2 million in the third quarter of 2021 (assuming no additional repayments discussed below).  In addition, each of the three borrowers shall the first three years make additional repayments of a variable amount equal to free cash flow in the prior quarter capped at $0.3 million per quarter to be applied against the balloon.  Free cash flow is defined as an amount calculated as of the last day of each quarter equal to the positive difference, if any, between (a) the sum of the earnings of the vessels during the quarter and (b) the sum of ship operating expenses, voyage expenses, estimated capital expenses for the following two quarters, general & administrative expenses, interest expenses and change in working capital.

The ABN AMRO Credit Facility is secured by, among other things, a first-priority mortgage on the vessels financed by the ABN AMRO Credit Facility, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of each of the borrower's bank accounts and a first-priority pledge over the shares in each of the borrowers.  The ABN AMRO Credit Facility contains covenants that prohibit the borrowers from, among other things, incurring additional indebtedness without the prior consent of the lender, permitting liens on assets, merging or consolidating with other entities or transferring all or any substantial part of their assets to another person.

The ABN AMRO Credit Facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the ABN AMRO Credit Facility be no less than 135% of borrowings.  Also, we covenant that, throughout the term of the ABN AMRO Credit Facility, DHT, on a consolidated basis, shall maintain value adjusted tangible net worth of $300 million, value adjusted tangible net worth shall be at least 25% of value adjusted total assets and unencumbered consolidated cash shall be at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt.  “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the company's vessels (as determined quarterly by an approved broker).

The Danish Ship Finance Credit Facility

In November 2014, we entered into a credit facility to fund the acquisition of one of the VLCCs to be constructed at HHI through a secured term loan facility between and among Danish Ship Finance A/S, as lender, a vessel-owning company, as borrower, and us, as guarantor.  The borrower is permitted to borrow up to $49.4 million under the Danish Ship Finance Credit Facility.  The Danish Ship Finance Credit Facility is for a five-year term from the date of the first drawdown in November 2015, subject to earlier repayment in certain circumstances.  Borrowings bear interest at a rate equal to LIBOR + 2.25% and are repayable in 10 semiannual installments of $1.3 million each commencing six months after drawdown and a final payment of $36.4 million at final maturity.

The Danish Ship Finance Credit Facility is secured by, among other things, a first-priority mortgage on the vessel financed by the Danish Ship Finance Credit Facility, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of the borrower's bank accounts and a first-priority pledge over the shares in the borrower.  The Danish Ship Finance Credit Facility contains covenants that prohibit the borrower from, among other things, incurring additional indebtedness without the prior consent of the lender, permitting liens on assets, merging or consolidating with other entities or transferring all or any substantial part of its assets to another person.

The Danish Ship Finance Credit Facility contains a covenant requiring that at all times the charter-free market value of the vessel that secures the Danish Ship Finance Credit Facility be no less than 130% of borrowings.  Also, we covenant that, throughout the term of the Danish Ship Finance Credit Facility, DHT, on a consolidated basis, shall maintain a value adjusted tangible net worth of $300 million, the value adjusted tangible net worth shall be at least 25% of value adjusted total assets and unencumbered consolidated cash shall be at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt.  “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by an approved broker).

The Nordea/DNB Credit Facility

In October 2015, we entered into the Nordea/DNB Credit Facility, which allowed borrowings up to $50.0 million to fund the acquisition of one of the VLCCs to be constructed at HHI.  The Nordea/DNB Credit Facility is between and among Nordea Bank Norge ASA and DNB Bank ASA, as lenders, a vessel-owning company, as borrower, and us, as guarantor.  The full amount of the Nordea/DNB Credit Facility was borrowed in December 2015.  The Nordea/DNB Credit Facility has a five-year term from the date of the first drawdown, subject to earlier repayment in certain circumstances.  Borrowings bear interest at a rate equal to LIBOR + 2.25% and are repayable in 10 semiannual installments of $0.6 million, each commencing three months after drawdown and a final payment of $37.5 million at final maturity.

The Nordea/DNB Credit Facility is secured by, among other things, a first-priority mortgage on the vessel financed by the Nordea/DNB Credit Facility, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of the borrower's bank accounts and a first-priority pledge over the shares in the borrower.  The Nordea/DNB Credit Facility contains covenants that prohibit the borrower from, among other things, incurring additional indebtedness without the prior consent of the lender, permitting liens on assets, merging or consolidating with other entities or transferring all or any substantial part of its assets to another person.  The Nordea/DNB Credit Facility contains a covenant requiring that at all times the charter-free market value of the vessel that secures the Nordea/DNB Credit Facility be no less than 135% of borrowings.  Also, we covenant that, throughout the term of the Nordea/DNB Credit Facility, DHT, on a consolidated basis, shall maintain a value adjusted tangible net worth of $300 million, the value adjusted tangible net worth shall be at least 25% of value adjusted total assets, unencumbered consolidated cash shall be at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt and the borrower and DHT, on a consolidated basis, shall have working capital greater than zero.  “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by an approved broker).

In September 2016, the remaining four vessels financed under the RBS Credit Facility (DHT Ann, DHT Chris, DHT Cathy and DHT Sophie) were included in the Nordea/DNB Credit Facility as a separate tranche totaling $40.0 million.  Borrowings under the $40.0 million tranche bear interest at a rate equal to Libor + 2.75% and are repayable in 11 quarterly installments of $2.1 million from December 2016 to June 2019 and a final payment of $17.3 million in August 2019.  Subsequent to the sale of DHT Chris and DHT Ann in 2017, the separate tranche is repayable in quarterly installments of $0.4 million with a final payment of $6.9 million in August 2019.

The ABN AMRO Revolving Credit Facility

In November 2016, the Company entered into a secured five-year revolving credit facility with ABN Amro totaling $50.0 million to be used for general corporate purposes including security repurchases and acquisition of ships (the “ABN AMRO Revolving Credit Facility”) between and among ABN AMRO Bank N.V.  Oslo Branch (“ABN AMRO”) or any of their affiliates, as lender, Samco Delta Ltd. and Samco Eta Ltd. as borrowers (each, a direct wholly owned subsidiary of us, collectively, the “Borrowers”), and us, as guarantor.  The financing bears interest at a rate equal to Libor + 2.50%.  As of December 31, 2017, there were no amounts outstanding under the ABN AMRO Revolving Credit Facility.  The facility reduces by $1.3 million quarterly.  The credit facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings.  Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain a value adjusted tangible net worth of $300 million, the value adjusted tangible net worth shall be at least 25% of value adjusted total assets, unencumbered consolidated cash shall be at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt and the borrower and DHT, on a consolidated basis, shall have working capital greater than zero.  “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the company's vessels (as determined quarterly by an approved broker).

The Nordea/DNB Newbuilding Credit Facility

In June 2017, we entered into the Nordea/DNB Newbuilding Credit Facility, which allows borrowings up to $82.5 million to fund the acquisition of two VLCCs to be constructed at HHI.  The Nordea/DNB Newbuilding Credit Facility is between and among Nordea Bank Norge ASA and DNB Bank ASA, as lenders, two vessel-owning companies, as borrowers, and us, as guarantor.  The full amount of the Nordea/DNB Newbuilding Credit Facility is expected to be borrowed in 2018.  The Nordea/DNB Newbuilding Credit Facility has a five-year term from the date of the first drawdown, subject to earlier repayment in certain circumstances.  Borrowings bear interest at a rate equal to LIBOR + 2.50% and are repayable in 20 quarterly installments of $1.0 million each commencing three months after drawdown and a final payment of $61.9 million at final maturity.

The Nordea/DNB Newbuilding Credit Facility is secured by, among other things, a first-priority mortgage on the vessels financed by the Nordea/DNB Newbuilding Credit Facility, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of the borrower's bank accounts and a first-priority pledge over the shares in the borrower.  The Nordea/DNB Newbuilding Credit Facility contains covenants that prohibit the borrower from, among other things, incurring additional indebtedness without the prior consent of the lender, permitting liens on assets, merging or consolidating with other entities or transferring all or any substantial part of its assets to another person.  The Nordea/DNB Newbuilding Credit Facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the Nordea/DNB Newbuilding Credit Facility be no less than 135% of borrowings.  Also, we covenant that, throughout the term of the Nordea/DNB Credit Facility, DHT, on a consolidated basis, shall maintain a value adjusted tangible net worth of $300 million, the value adjusted tangible net worth shall be at least 25% of value adjusted total assets, unencumbered consolidated cash shall be at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt and the borrower and DHT, on a consolidated basis, shall have working capital greater than zero.  “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by an approved broker).

The Nordea BW VLCC Acquisition Credit Facility

In April 2017, we entered into a six-year credit facility in the amount of $300 million with Nordea, DNB, ABN Amro, Danish Ship Finance, ING, SEB and Swedbank as lenders, and DHT Holdings, Inc. as guarantor for the financing of the cash portion of the acquisition of BW's VLCC fleet as well as the remaining installments under the two newbuilding contracts.  $204 million of the $300 million credit facility was borrowed during the second quarter of 2017 in connection with delivery of the nine VLCCs in water from BW.  The final $96 million is expected to be borrowed in connection with the delivery of the two VLCC newbuildings from DSME in the second quarter of 2018.  Borrowings bear interest at a rate equal to LIBOR + 2.40%.

The Nordea BW VLCC Acquisition Credit Facility is secured by, among other things, a first-priority mortgage on the vessels financed by the credit facility, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of each of the borrower's bank accounts and a first-priority pledge over the shares in each of the borrowers.  The credit facility contains covenants that prohibit the borrowers from, among other things, incurring additional indebtedness without the prior consent of the lender, permitting liens on assets, merging or consolidating with other entities or transferring all or any substantial part of their assets to another person.

The Nordea BW VLCC Acquisition Credit Facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings.  Also, we covenant that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain a value adjusted tangible net worth of $300 million, the value adjusted tangible net worth shall be at least 25% of the value adjusted total assets and unencumbered consolidated cash shall be at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt.  “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company's vessels (as determined quarterly by one approved broker).

Subsequent to the sale of the DHT Utah in November 2017 and the DHT Utik in January 2018, the quarterly installments are $4.2 million with a final payment of $84.3 million in the second quarter of 2023.  When the credit facility is fully drawn, the quarterly installments will be $5.4 million with a final payment of $156.3 million in the second quarter of 2023.

Convertible Senior Notes

In September 2014, in connection with the acquisition of the shares in Samco, we issued $150,000 thousand principal amount of convertible senior notes in a private placement.  We pay interest at a fixed rate of 4.50% per annum, payable semiannually in arrears.  The convertible senior notes are convertible into common stock of DHT at any time until one business day prior to their maturity.  The initial conversion price for the convertible senior notes is $8.125 per share of common stock (equivalent to an initial conversion rate of 123.0769 shares of common stock per $1,000 thousand aggregate principal amount of convertible senior notes), subject to customary anti-dilution adjustments.  The conversion price is subject to adjustment based on cash dividends paid on our common stock and as of December 31, 2017 the conversion price was $6.3282.  We received net proceeds of approximately $145,500 thousand (after placement agent expenses, but before other transaction expenses).  The convertible senior notes were initially recognized at fair value, but are carried at amortized cost.  The value of the conversion option is being calculated using a Black & Scholes model.  Fees related to the issue of the convertible senior notes are amortized over the life of the convertible senior notes.  In 2016, we acquired in the open market $27.0 million of our convertible senior notes at an average price of 91.7% of par and in 2017 we acquired in the open market $17.2 million of our convertible senior notes at an average price of 99.0% of par.  The outstanding amount subsequent to the repurchases is $105.8 million.